UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue
         Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     May 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $199,516 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     5027    82017 SH       SOLE                    82017        0        0
AT&T INC                       COM              00206R102     7230   231506 SH       SOLE                   231506        0        0
CBS CORP NEW                   CL B             124857202     5126   151168 SH       SOLE                   151168        0        0
CHEVRON CORP NEW               COM              166764100     4739    44204 SH       SOLE                    44204        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     4899    50765 SH       SOLE                    50765        0        0
ENNIS INC                      COM              293389102     4670   295179 SH       SOLE                   295179        0        0
EXXON MOBIL CORP               COM              30231G102      578     6659 SH       SOLE                     6659        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     4874   136364 SH       SOLE                   136364        0        0
GENERAL ELECTRIC CO            COM              369604103     4935   245914 SH       SOLE                   245914        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     4823   107395 SH       SOLE                   107395        0        0
HEINZ H J CO                   COM              423074103     4823    90067 SH       SOLE                    90067        0        0
HOME DEPOT INC                 COM              437076102    16285   323692 SH       SOLE                   323692        0        0
HUBBELL INC                    CL B             443510201     4878    62077 SH       SOLE                    62077        0        0
ISHARES TR                     S&P 500 INDEX    464287200      591     4183 SH       SOLE                     4183        0        0
ISHARES TR                     BARCLY USAGG B   464287226      398     3624 SH       SOLE                     3624        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465      591    10759 SH       SOLE                    10759        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      411     4145 SH       SOLE                     4145        0        0
ISHARES TR                     DJ US REAL EST   464287739     4885    78410 SH       SOLE                    78410        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      356     4664 SH       SOLE                     4664        0        0
ITC HLDGS CORP                 COM              465685105     4868    63264 SH       SOLE                    63264        0        0
JOHNSON & JOHNSON              COM              478160104     7272   110246 SH       SOLE                   110246        0        0
JPMORGAN CHASE & CO            COM              46625H100     5139   111765 SH       SOLE                   111765        0        0
KELLOGG CO                     COM              487836108     7288   135902 SH       SOLE                   135902        0        0
MCDONALDS CORP                 COM              580135101     7338    74800 SH       SOLE                    74800        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     4901   131740 SH       SOLE                   131740        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     4586    95303 SH       SOLE                    95303        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     4797    86567 SH       SOLE                    86567        0        0
PACKAGING CORP AMER            COM              695156109     4807   162457 SH       SOLE                   162457        0        0
PAYCHEX INC                    COM              704326107     4769   153898 SH       SOLE                   153898        0        0
PEPSICO INC                    COM              713448108     4918    74126 SH       SOLE                    74126        0        0
PNC FINL SVCS GROUP INC        COM              693475105     4973    77118 SH       SOLE                    77118        0        0
PROCTER & GAMBLE CO            COM              742718109     4841    72031 SH       SOLE                    72031        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     4939    69921 SH       SOLE                    69921        0        0
SONOCO PRODS CO                COM              835495102     4771   143711 SH       SOLE                   143711        0        0
SOUTHERN CO                    COM              842587107     4840   107733 SH       SOLE                   107733        0        0
TUPPERWARE BRANDS CORP         COM              899896104     4837    76167 SH       SOLE                    76167        0        0
UNILEVER N V                   N Y SHS NEW      904784709     4821   141670 SH       SOLE                   141670        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     4952    61351 SH       SOLE                    61351        0        0
US BANCORP DEL                 COM NEW          902973304     4965   156721 SH       SOLE                   156721        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     4740   123998 SH       SOLE                   123998        0        0
WELLS FARGO & CO NEW           COM              949746101     5001   146496 SH       SOLE                   146496        0        0
WORTHINGTON INDS INC           COM              981811102     5034   262472 SH       SOLE                   262472        0        0